Shareholder Report, Holdings (Details)	May 31, 2024
C000049880 | Below B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049880 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049880 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049880 | B
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000049880 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000049880 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049880 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049880 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049880 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049880 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049880 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049880 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049880 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049880 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000049880 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049880 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049880 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049880 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000049881 | Below B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049881 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049881 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049881 | B
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000049881 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000049881 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049881 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049881 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049881 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049881 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049881 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049881 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049881 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049881 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000049881 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049881 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049881 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049881 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000049879 | Below B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049879 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049879 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049879 | B
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000049879 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000049879 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049879 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049879 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049879 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049879 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049879 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049879 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049879 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049879 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000049879 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049879 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049879 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049879 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000049882 | Below B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049882 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049882 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049882 | B
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000049882 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000049882 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000049882 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049882 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049882 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049882 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049882 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049882 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000049882 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049882 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049882 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049882 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)